Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition	[1]	$ 3,123	$ 3,003
Leased right-of-use assets		315	307
Investment in subsidiaries		161	164
Revaluation of derivative financial instruments to fair value		12	12
Rolled-over capital gains		17	15
Total		$ 3,628	$ 3,501

[1]	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.